Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Supplementary Financial Statement Information [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]	150,000,000	150,000,000
Ordinary shares, shares issued	[1]	353,223	23,862
Ordinary shares, shares outstanding	[1]	353,223	23,862
Preferred Shares, par value
Preferred Shares, shares authorized		25,000	25,000
Preferred shares, shares issued		4,212	5,008
Preferred Shares, shares outstanding		4,212	5,008

[1]	Post reverse split, see Note 5A.